INCOME TAXES	12 Months Ended
Dec. 31, 2015
INCOME TAXES [Abstract]
INCOME TAXES

NOTE 10:-  INCOME TAXES

a.	Israeli taxation

 1.      Tax rates applicable to the income of the Company.

 2.      Taxable income of the Company is subject to a corporate tax rate as follow: 2013 - 25% and 2014 and 2015 - 26.5%.

On January 5, 2016, the Israeli Parliament officially published the Law for the Amendment of the Israeli Tax Ordinance (Amendment 216), that reduces the corporate tax rate from 26.5% to 25%.

 3.      Tax benefits under the Law for the Encouragement of Capital Investments, 1959 (the "Law"):

According to the Law, the Company is entitled to various tax benefits by virtue of the "approved enterprise" and/or "beneficiary enterprise" status granted to part of their enterprises, as implied by this Law. The principal benefits by virtue of the Law are:

According to the provisions of the Law, the Company has chosen to enjoy the "Alternative" track. Under this track, the Company is tax exempt in the first two years of the benefit period and subject to tax at the reduced rate of 10% - 25% for a period of several years for the remaining benefit period.

Another condition for receiving the benefits under the alternative track is a minimum qualifying investment. The Company was eligible under the terms of minimum qualifying investment and elected 2006, 2009 and 2012 as its "years of election".

The income qualifying for tax benefits under the alternative track is the taxable income of a company that has met certain conditions as determined by the Law ("a beneficiary company"), and which is derived from an industrial enterprise. The Law specifies the types of qualifying income that is entitled to tax benefits under the alternative track with respect of an industrial enterprise.

The benefit period starts with the first year the beneficiary enterprise earns taxable income, provided that 14 years have not passed since the approval was granted and 12 years have not passed since the enterprise began operating. In respect of expansion programs pursuant to Amendment No. 60 to the Law, the benefit period starts at the later of the year elected and the first year the Company earns taxable income provided that 12 years have not passed since the beginning of the year of election. The respective benefit period has not yet begun.

The above benefits are conditional upon the fulfillment of the conditions stipulated by the Law, regulations published thereunder and the letters of approval for the investments in the approved enterprises, as above.

Non-compliance with the conditions may cancel all or part of the benefits and refund of the amount of the benefits, including interest. The management believes that the Company is meeting the aforementioned conditions.

The Company is also a "foreign investors' company", as defined by the Capital Investments Law, and, as such, is entitled to a 10-year period of benefits and may be entitled to reduced tax rates of between 10% -  25% (depending on the percentage of foreign ownership in each tax year).

 Income from sources other than the "Approved Enterprise" and "Beneficiary Enterprise" during the benefit period will be subject to the tax at the regular tax rate.

 Amendments to the Law:

In December 2010, the "Knesset" (Israeli Parliament) passed the Law for Economic Policy for 2011 and 2012 (Amended Legislation), which prescribes, among others, amendments to the Law. The amendment became effective as of January 1, 2011. According to the amendment, the benefit tracks in the Law were modified and a flat tax rate applies to a company's preferred income. The Company will be able to opt to apply (the waiver is non-recourse) the amendment and from then on it will be subject to the amended tax rates that are: 2011 and 2012 - 15% (in development area A - 10%), 2013 and 2014 - 12.5% (in development area A - 7%) and in 2015 and thereafter - 12% (in development area A - 6%).

On July 29, 2013, the Israeli Parliament approved the Amended Budget Law which, among others, cancels the reduction of the tax rates applicable to preferred enterprises (9% in development area A and 16% in other areas), taxes revaluation gains and increases the tax rates on dividends within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014.

The Company estimates that the effect of the change in tax rates will not lead to material change in the amounts in the consolidated financial statements.

 4.     Tax benefits under the Law for the Encouragement of Industry (Taxation), 1969:

Management believes that the Company currently qualifies as an "industrial company" under the above law and as such, enjoys tax benefits, including:

a)       Deduction of purchase of know-how and patents and/or right to use a patent over an eight-year period;

b)	The right to elect, under specified conditions, to file a consolidated tax return with additional related Israeli industrial company and an industrial holding company;

c)       Accelerated depreciation rates on equipment and buildings; and

d)       The right to claim public issuance expenses over three years, as a deduction for tax purposes.

The Company believes that currently is qualified as an "industrial company" under the above law and, as such, is entitled to certain tax benefits, mainly accelerated depreciation of machinery and equipment, and the right to claim public issuance expenses over three years, as a deduction for tax purposes.

  5.     Net operating losses carryforward and capital loss:

As of December 31, 2015, Compugen Ltd.'s net operating losses carryforward for tax purposes in Israel amounted to approximately $ 178,843. These net operating losses may be carried forward indefinitely and may be offset against future taxable income.

b.	Non-Israeli subsidiary, Compugen Inc.:

Compugen Inc. is subject to U.S. income taxes. The tax rates are compounded from a progressive federal tax of 35% in addition to a state and local taxes.

As of December 31, 2015, Compugen Inc. has net operating loss carryforwards for federal income tax purposes of approximately $ 12,498 which expires in the years 2020 to 2032. Utilization of the U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses before utilization.

c.	Loss (income) before taxes is comprised as follows:

	Year ended December 31,
	2015	2014	2013

Domestic (Israel)	$20,410	$11,138	$13,859
Foreign	(637)	(404)	(276)

	$19,773	$10,734	$13,583

d.	Taxes on income for the years ended December 31, 2015 and 2014 are comprised from withholding tax payments amounted of $ 390 and $ 360 respectively, which were deducted from milestone payment of $ 7,800 and $ 7,200, respectively (see also Note 1b) by the German tax authorities. Taxes on income for the year ended December 31, 2013 are comprised from withholding tax payments amounted of $ 500 which was deducted from upfront payment of $ 10,000 (see also Note 1b) by the German tax authorities.

e.	Deferred taxes:

Deferred taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The Company and Compugen Inc.'s deferred tax assets are comprised of operating loss carryforward and other temporary differences. Significant components of the Company and Compugen Inc. deferred tax assets are as follows:

	December 31,
	2015	2014

Operating loss carry forward	$48,960	$49,238
Research and development credit	3,993	4,018
Accrued social benefits and other	870	1,183
Property and equipment	(145)	(365)

Deferred tax asset before valuation allowance	53,678	54,074
Valuation allowance	(53,678)	(54,074)

Net deferred tax asset	$-	$-

The Company and Compugen Inc. have provided full valuation allowances in respect of deferred tax assets resulting from operating loss carryforward and other temporary differences. Management currently believes that since the Company and Compugen Inc. have a history of losses it is more likely than not that the deferred tax regarding the operating loss carryforward and other temporary differences will not be realized in the foreseeable future.

f.	Reconciliation of the theoretical tax expense (benefit) to the actual tax expense (benefit):

The main reconciling items between the statutory tax rate of the Company and the effective tax rate are the non-recognition of tax benefits from accumulated net operating loss carryforward among the Company and Compugen Inc. due to the uncertainty of the realization of such tax benefits.